Financial liabilities at fair value through profit or loss (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 1,420,306
Securities sold
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	961,372
Stocks
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	488,873
Municipal bonds
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	440,382
Other securities
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	32,117
Gold deposits
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 458,934